Stockholders’ Deficit (Details) - USD ($)				12 Months Ended
	Aug. 28, 2025	Feb. 05, 2025	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2022	May 31, 2022
Stockholders’ Deficit [Line Items]
Common stock, shares authorized				1,250,000,000	1,250,000,000
Common stock, par value (in Dollars per share)				$ 0.001	$ 0.001
Vote per share				1
Common stock, shares issued				162,569,807	160,512,807
Common stock , shares outstanding				162,569,807	160,512,807
Preferred stock, shares authorized				7,000,000	7,000,000
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001
Percentage of anti-dilution protection rights				65.00%
Preferred stock, shares issued				7,000,000	7,000,000
Preferred stock, shares outstanding				7,000,000	7,000,000
Shares issued for services					8,590
Price per share for service (in Dollars per share)			$ 42.72
Market total value (in Dollars)					$ 100,800
Value of common stock for services (in Dollars)				$ 226,372	$ 317,800
Shares of common stock issued			2,500
Share price (in Dollars per share)						$ 50
Marketing and Advertising Service [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services					500
Value of common stock for services (in Dollars)					$ 40,000
Research and Development Expense [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)					$ 100,800
Shares of common stock issued					3,750
Closing price (in Dollars per share)					$ 26
Inducement [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued					12,900
First Inducement [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)					$ 520,000
Shares of common stock issued					10,400
Closing price (in Dollars per share)					$ 50
Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)					$ 106,800
Shares of common stock issued					2,500
Closing price (in Dollars per share)					$ 42.72
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized				7,000,000
Preferred stock, par value (in Dollars per share)				$ 0.001
Convertible preferred stock				100
Voting rights				100
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued				812,849	812,849
Common stock , shares outstanding				812,849	812,849
Shares issued for services				2,057,000	1,718,000
Market total value (in Dollars)					$ 750
Value of common stock for services (in Dollars)				$ 2,057	$ 1,718
Shares of common stock issued					750,000
Share price (in Dollars per share)	$ 12	$ 31.48
Common Stock [Member] | Marketing and Advertising Service [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services					715
Value of common stock for services (in Dollars)					$ 50,050
Common Stock [Member] | Research and Development Expense [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services	5,000
Value of common stock for services (in Dollars)	$ 60,000
Common Stock [Member] | Sales and Marketing Expense [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services		5,285
Value of common stock for services (in Dollars)		$ 166,372
Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services					1,125
Price per share for service (in Dollars per share)					$ 58
Market total value (in Dollars)					$ 65,250
Common Stock [Member] | Three Individuals [Member] | Performance Bonus [Member]
Stockholders’ Deficit [Line Items]
Shares issued as compensation					5,000
Common Stock [Member] | Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services					6,250
Price per share for service (in Dollars per share)					$ 26
Market total value (in Dollars)					$ 162,500
Common Stock [Member] | Individuals [Member] | Consulting Agreement [Member]
Stockholders’ Deficit [Line Items]
Shares issued as compensation					1,250
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized							7,000,000	7,000,000